CASH AND CASH EQUIVALENTS - Disclosure of composition of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 319,538	$ 83,130	$ 38,386	$ 33,880
US Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	47,157	56,141
New Israeli Shekel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	239,952	4,939
Euro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	8,295	4,758
British pound sterling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	5,577	5,169
Australian Dollar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	2,442	1,495
Other currencies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash and cash equivalents	$ 16,115	$ 10,628